Note 7 - Accounts Payable and Accrued Liabilities (Details Textual) - CAD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Statement Line Items [Line Items]
Write-off of trade payables	$ 50,200	$ 0	$ 184,813
Extinguishment of debt, amount 1	181,424	0	0
Payments for extinguishment of debt	125,000	0	0
Gain (loss) on forgiveness of debt	$ 106,624	$ 10,000	$ 184,813